Schedule Of Investments (Parenthetical)	12 Months Ended
	Dec. 31, 2011
Schedule of Investments [Line Items]
Total United States Treasury bills, percentage	84.87%	[1]
United States Treasury Bills - 0.01% - 0.07% due 1/12/12 [Member]
Schedule of Investments [Line Items]
United States Treasury bills, due date	Jan. 12, 2012
United States Treasury bills, stated rate, start	0.01%
United States Treasury bills, stated rate, end	0.07%
United States Treasury Bills - 0.01% due 3/12/12 [Member]
Schedule of Investments [Line Items]
United States Treasury bills, due date	Mar. 12, 2012
United States Treasury bills, stated rate	0.01%
United States Treasury Bills - 0.01% due 3/15/12 [Member]
Schedule of Investments [Line Items]
United States Treasury bills, due date	Mar. 15, 2012
United States Treasury bills, stated rate	0.01%
United States Treasury Bills - 0.01% due 2/16/12 [Member]
Schedule of Investments [Line Items]
United States Treasury bills, due date	Feb. 16, 2012
United States Treasury bills, stated rate	0.01%
United States Treasury Bills - 0.01% - 0.03% due 2/23/12 [Member]
Schedule of Investments [Line Items]
United States Treasury bills, due date	Feb. 23, 2012
United States Treasury bills, stated rate, start	0.01%
United States Treasury bills, stated rate, end	0.03%
United States Treasury Bills - 0.00%(a) - 0.04% due 3/08/12 [Member]
Schedule of Investments [Line Items]
United States Treasury bills, due date	Mar. 08, 2012
United States Treasury bills, stated rate, start	0.00%	[2]
United States Treasury bills, stated rate, end	0.04%

[1]	Percentage is based on shareholders' capital.
[2]	Rounds to less than 0.01%.